ACQUISITION OF SUBSIDIARIES	12 Months Ended
Dec. 31, 2013
Text Block [Abstract]
ACQUISITION OF SUBSIDIARIES
25.	ACQUISITION OF SUBSIDIARIES

(a)	Acquisition of MCP

On December 7, 2012, the Company, through its indirect subsidiaries, MCE (Philippines) Investments Limited (“MCE Investments”) and MCE (Philippines) Investments No.2 Corporation (“MCE Investments No.2”), entered into an acquisition agreement (the “Acquisition Agreement”) with two independent third parties, Interpharma Holdings & Management Corporation and Pharma Industries Holdings Limited (collectively referred to as the “Selling Shareholders”), subject to certain conditions precedent, to acquire from the Selling Shareholders an aggregate of 93.06% of the issued share capital of MCP (the “Proposed Acquisition”). Prior to completion of the Proposed Acquisition on December 19, 2012, MCP sold its two operating subsidiaries, Interphil Laboratories, Inc. and Lancashire Realty Holding Corporation, to the Selling Shareholders (or their affiliates) under the deeds of assignment dated December 7, 2012 between the Selling Shareholders (or their affiliates) and MCP (the “Subsidiary Sale Agreements”), in accordance with the terms of the Acquisition Agreement. The total consideration under the Acquisition Agreement was PHP1,259,000,000 (equivalent to $30,682) which included i) PHP200,000,000 (equivalent to $4,874) to the Selling Shareholders, and ii) PHP1,059,000,000 (equivalent to $25,808) on direction of the Selling Shareholders, to MCP in settlement of the liabilities of the Selling Shareholders (or their affiliates) under the Subsidiary Sale Agreements. On December 19, 2012, MCP retained PHP1,059,000,000 (equivalent to $25,808), which represented the subsidiaries’ sale amount upon completion of the Proposed Acquisition.

On December 19, 2012, the Group completed the acquisition of 93.06% of the issued share capital of MCP. MCP did not have any operation and revenue immediately before the acquisition by the Group and the excess payment of $5,747 for acquisition of assets and liabilities of MCP does not have any measureable future economic benefits to the Group to qualify the recognition requirements of an asset, and was therefore expensed in the consolidated statements of operations and included in development costs.

The net assets acquired in the transaction are as follows:

Amount recognized at the date of acquisition
Net assets acquired:

Cash and cash equivalents	$27,876
Prepaid expenses and other current assets	13
Accrued expenses and other current liabilities	(1,094)
Noncontrolling interests	(1,860)

Net assets	$24,935
Excess payment on acquisition of assets and liabilities (including direct cost incurred) charged to consolidated statements of operations and included in development costs	5,747

$30,682

Total consideration satisfied by:
Cash paid	$30,682

(b)	Acquisition of Studio City Group

On June 16, 2011, the Company entered into a share purchase agreement and through its indirect subsidiary, MCE Cotai Investments Limited (“MCE Cotai”), to acquire from an affiliate of eSun Holdings Limited (“eSun Holdings”), an independent third party, a 60% equity interest in Studio City International (together with its direct and indirect subsidiaries, the “Studio City Group”), which is the developer of Studio City. The total consideration under the share purchase agreement and related transaction documents is $360,000 which include i) a payment to an affiliate of eSun Holdings for its entire 60% interest in, and a shareholder’s loan extended to, the Studio City Group at $200,000 and $60,000, respectively; where $65,000 and $195,000 were paid by the Group in June 2011 and July 2011, respectively, and ii) a payment of $100,000 in cash in three instalments of $50,000, $25,000 and $25,000 over two years commencing upon the closing of the transaction on July 27, 2011 to New Cotai Holdings, LLC (the direct shareholder of New Cotai, LLC), for transferring to the Studio City Group the shares of other entities that own rights to develop the gaming areas of Studio City. The first, second and last instalments of $50,000, $25,000 and $25,000 were settled by the Group in August 2011, July 2012 and July 2013, respectively.

On July 27, 2011, the Group completed the acquisition of 60% equity interest in the Studio City Group. The Studio City Group did not have any operation and revenue immediately before the acquisition. The Group principally acquired a parcel of land and related construction in progress through the acquisition of the Studio City Group and this transaction was accounted for as acquisition of assets and liabilities.

The net assets acquired in the transaction are as follows:

Amount recognized at the date of acquisition
Net assets acquired:

Cash and cash equivalents	$35,818
Prepaid expenses and other current assets	72
Deposits	432
Land use right, net	549,079
Construction in progress	139,201
Accrued expenses and other current liabilities	(10,939)
Land use right payable	(47,020)
Deferred tax liabilities	(54,985)
Noncontrolling interests	(237,309)

Net assets	$374,349

Total consideration satisfied by:
Cash paid	$310,000
Payables for acquisition of assets and liabilities	45,964

355,964
Direct costs incurred for acquisition of assets and liabilities	18,385

$374,349